UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsTax-Free Bond Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Municipal bonds 96.2%					$575,852,337
(Cost $510,456,222)
Alabama 0.4%					2,325,020
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,325,020
Arizona 0.9%					5,705,060
Arizona Health Facilities Authority Banner Health, Series A	5.000		01-01-44	2,000,000	2,255,160
Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375		02-01-41	1,000,000	1,010,880
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,169,780
Phoenix Civic Improvement Corp. Civic Plaza, Series B (D)	5.500		07-01-28	1,000,000	1,269,240
California 14.0%					83,966,121
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,277,180
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,000,000	1,082,080
California State Public Works Board Series B	5.000		10-01-39	1,000,000	1,166,890
City of Los Angeles Department of Airports Series C	5.000		05-15-38	1,000,000	1,173,060
City of San Francisco Public Utilities Commission Water Revenue Series A	5.000		11-01-45	1,500,000	1,738,935
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	1.047 (Z	)	01-01-19	30,000,000	29,112,894
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	3,000,000	3,501,570
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	2,035,000	2,041,532
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	1,000,000	1,395,530
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,639,500
River Islands Public Financing Authority Community Facilities District, 2003-1	5.500		09-01-45	2,000,000	2,173,480
San Bernardino County Medical Center Financing Project	5.500		08-01-22	2,500,000	2,904,600
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	2,670,000	2,765,372
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,460,620
San Diego Redevelopment Agency City Heights, Series A	5.750		09-01-23	25,000	25,008
San Diego Unified School District Series I, GO	4.084 (Z	)	07-01-39	1,250,000	484,600
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	0.453 (Z	)	01-01-17	4,900,000	4,881,135
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.028 (Z	)	01-01-20	2,000,000	1,921,920
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000		01-15-44	4,500,000	4,939,065
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-19	1,005,000	1,166,292

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
California (continued)
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	995,000	$1,166,100
State of California, GO	5.000		02-01-38	5,375,000	6,212,748
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,243,260
University of California Series I	5.000		05-15-40	3,000,000	3,492,750
Colorado 3.1%					18,627,749
City & County of Denver Airport Revenue Series A	5.250		11-15-36	5,250,000	6,003,533
City of Colorado Springs Utilities System Revenue Prerefunded, Series C	5.250		11-15-42	1,785,000	2,001,056
City of Colorado Springs Utilities System Revenue Series C	5.250		11-15-42	1,040,000	1,146,465
Park Creek Metropolitan District Senior Limited Property Tax	5.000		12-01-45	2,500,000	2,774,775
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	3,500,000	4,455,640
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,246,280
Connecticut 0.5%					3,159,720
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050		07-01-42	3,000,000	3,159,720
District of Columbia 3.2%					19,145,058
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500		05-15-33	5,000,000	6,161,350
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.800 (Z	)	10-01-33	6,565,000	3,374,607
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.850 (Z	)	10-01-35	6,470,000	3,054,228
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.869 (Z	)	10-01-36	7,250,000	3,280,625
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.810 (Z	)	10-01-41	1,750,000	2,161,478
Metropolitan Washington DC Airports Authority Series A, AMT	5.000		10-01-44	1,000,000	1,112,770
Florida 2.9%					17,615,908
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000		12-01-44	2,000,000	2,208,580
Bonnet Creek Resort Community Development District	7.250		05-01-18	360,000	360,252
Bonnet Creek Resort Community Development District	7.375		05-01-34	1,160,000	1,160,673
Hernando County Criminal Justice Complex Financing Program (D)	7.650		07-01-16	500,000	511,885
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000		10-01-44	1,250,000	1,403,788
JEA Electric System Revenue Series Three, D-2	5.000		10-01-38	7,000,000	7,841,680
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000		11-15-44	500,000	551,920
Miami Beach Redevelopment Agency City Center (D)	5.000		02-01-44	2,500,000	2,795,950

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Florida (continued)
Orlando Utilities Commission Electric, Power & Light Revenues, Escrowed to Maturity, Series D	6.750		10-01-17	735,000	$781,180
Georgia 1.4%					8,421,071
Atlanta Tax Allocation Eastside Project, Series B	5.600		01-01-30	1,000,000	1,003,860
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series BB	5.700		01-01-19	520,000	557,476
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series C (D)	5.700		01-01-19	3,705,000	4,092,876
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250		01-01-24	2,000,000	2,756,480
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series Z, Escrowed to Maturity (D)	5.500		01-01-20	10,000	10,379
Guam 0.4%					2,288,820
Guam Government Section 30, Series A	5.750		12-01-34	1,000,000	1,111,590
Guam International Airport Authority Series C, AMT (D)	6.125		10-01-43	1,000,000	1,177,230
Illinois 2.9%					17,284,676
Chicago O'Hare International Airport Customer Facility Charge (D)	5.500		01-01-43	2,000,000	2,283,080
Chicago O'Hare International Airport Series A	5.750		01-01-39	3,200,000	3,729,824
City of Chicago Series 2007E-REMK, GO	5.500		01-01-42	1,000,000	997,180
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	1,008,970
City of Chicago Wastewater Transmission Revenue Series C	5.000		01-01-39	3,000,000	3,246,900
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,757,730
Lake County Community Consolidated School District No. 24, GO (D)	2.738 (Z	)	01-01-22	2,440,000	2,079,124
State of Illinois, GO (D)	5.500		07-01-38	1,000,000	1,133,940
Will County Community Unit School District No. 365 Prerefunded, GO (D)	1.319 (Z	)	11-01-21	1,130,000	1,047,928
Indiana 0.6%					3,441,630
Indiana Finance Authority Duke Energy, Series B	6.000		08-01-39	3,000,000	3,441,630
Kentucky 0.2%					1,086,430
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000		12-01-33	1,000,000	1,086,430
Louisiana 1.3%					7,769,430
City of Shreveport Water & Sewer Revenue	5.000		12-01-40	1,000,000	1,128,300
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,686,900
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500		11-01-35	1,500,000	1,755,090
New Orleans Aviation Board Series B, AMT	5.000		01-01-45	2,000,000	2,199,140

4SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Massachusetts 17.9%					$107,155,828
Boston Housing Authority Capitall Funding Program (D)	5.000		04-01-28	2,000,000	2,165,060
Commonwealth of Massachusetts Public Improvements, GO (D)	5.500		11-01-17	1,000,000	1,083,080
Commonwealth of Massachusetts Series C, GO (D)	5.500		12-01-24	8,000,000	10,489,040
Commonwealth of Massachusetts Series E, GO (D)	5.000		11-01-25	1,000,000	1,277,430
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250		07-01-35	1,310,000	1,760,863
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2	4.262 (Z	)	07-01-26	11,095,000	7,162,488
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250		07-01-33	2,500,000	3,353,100
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000		10-01-40	1,000,000	1,122,390
Massachusetts Development Finance Agency Carleton Willard Village	5.625		12-01-30	850,000	956,650
Massachusetts Development Finance Agency Covanta Energy Project, Series C, AMT (S)	5.250		11-01-42	1,000,000	1,003,270
Massachusetts Development Finance Agency Dominion Energy Brayton Point, AMT	5.000		02-01-36	2,000,000	2,038,600
Massachusetts Development Finance Agency Draper Laboratory	5.875		09-01-30	2,000,000	2,257,320
Massachusetts Development Finance Agency Emerson College, Series A	5.000		01-01-40	2,000,000	2,123,040
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	2,500,000	2,775,375
Massachusetts Development Finance Agency Harvard University, Series B-1	5.000		10-15-40	3,690,000	4,244,127
Massachusetts Development Finance Agency Massachusetts College of Pharmacy, Series E (D)	5.000		07-01-37	1,000,000	1,059,830
Massachusetts Development Finance Agency New England Conservatory of Music	5.250		07-01-38	2,000,000	2,211,220
Massachusetts Development Finance Agency Northeastern University, Series A	5.000		03-01-39	1,000,000	1,133,790
Massachusetts Development Finance Agency Olin College, Series E	5.000		11-01-38	1,000,000	1,156,140
Massachusetts Development Finance Agency Orchard Cove	5.250		10-01-26	1,000,000	1,010,970
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000		07-01-47	4,500,000	5,159,655
Massachusetts Development Finance Agency Umass Memorial Health Care, Series I	5.000		07-01-46	1,500,000	1,690,935
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (D)	5.000		07-01-18	765,000	768,198
Massachusetts Health & Educational Facilities Authority Springfield College	5.625		10-15-40	2,000,000	2,201,400
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	5.750		07-01-39	1,000,000	1,117,770
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	6.250		07-01-30	1,000,000	1,149,690
Massachusetts Health & Educational Facilities Authority Tufts University	5.375		08-15-38	350,000	390,289
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375		06-01-30	1,000,000	1,095,590

SEE NOTES TO FUND'S INVESTMENTS5

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Port Authority Boston Fuel Project, AMT (D)	5.000		07-01-32	1,770,000	$1,842,995
Massachusetts Port Authority Conrac Project, Series A	5.125		07-01-41	1,500,000	1,649,115
Massachusetts Port Authority Series B	5.000		07-01-32	2,000,000	2,357,480
Massachusetts State College Building Authority College & University Revenue, Series A	5.500		05-01-49	1,000,000	1,147,260
Massachusetts State College Building Authority College & University Revenue, Series B (D)	1.254 (Z	)	05-01-19	1,000,000	960,740
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,961,040
Massachusetts State Department of Transportation Highway Revenue Tolls, Series C (D)	1.266 (Z	)	01-01-20	1,000,000	952,200
Massachusetts Water Pollution Abatement Trust 2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,427
Massachusetts Water Pollution Abatement Trust Series 9	5.250		08-01-18	60,000	60,265
Massachusetts Water Pollution Abatement Trust Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,128,650
Massachusetts Water Resources Authority Water Revenue, Series A	5.000		08-01-40	11,575,000	13,202,098
Massachusetts Water Resources Authority Water Revenue, Series B	5.000		08-01-39	1,000,000	1,120,420
Massachusetts Water Resources Authority Water Revenue, Series B (D)	5.250		08-01-29	2,500,000	3,340,075
Metropolitan Boston Transit Parking Corp.	5.000		07-01-41	2,000,000	2,302,640
Metropolitan Boston Transit Parking Corp.	5.250		07-01-36	3,475,000	4,068,113
Michigan 0.8%					4,695,700
Detroit Water Supply System Water Revenue, Series B (D)	7.000		07-01-36	1,000,000	1,140,140
Michigan Finance Authority Local Government Loan Program (D)	5.000		07-01-36	250,000	280,558
Michigan Finance Authority Local Government Loan Program Series F1	4.500		10-01-29	1,500,000	1,608,105
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000		05-15-38	1,460,000	1,666,897
Minnesota 0.2%					1,464,602
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125		12-01-44	1,420,000	1,464,602
Nebraska 1.7%					10,406,918
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250		12-01-20	4,970,000	5,699,596
Omaha Public Power District Electric, Power & Light Revenues, Escrowed to Maturity, Series B	6.200		02-01-17	255,000	268,482
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000		02-01-36	4,000,000	4,438,840
New Jersey 2.8%					16,607,618
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-39	4,520,000	4,678,788
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,500,000	1,605,765
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000		01-01-35	4,250,000	4,720,433

6SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000		06-15-45	3,250,000	$3,417,505
Tobacco Settlement Financing Corp. Series 1A	4.500		06-01-23	2,155,000	2,185,127
New York 21.2%					126,979,990
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250		07-15-40	1,000,000	1,154,550
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	1,000,000	1,158,420
City of New York Refunded, Series E-1, GO	6.250		10-15-28	480,000	549,773
City of New York Series D-1, GO	5.000		10-01-36	1,000,000	1,167,520
City of New York Series E-1, GO	6.250		10-15-28	20,000	22,894
Hudson Yards Infrastructure Corp. Series A	5.750		02-15-47	4,500,000	5,229,945
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,682,775
Long Island Power Authority Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,161,520
Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250		09-01-29	2,000,000	2,510,200
Metropolitan Transportation Authority Transit Revenue, Series A	5.250		11-15-28	1,000,000	1,120,540
Metropolitan Transportation Authority Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,134,100
Monroe County Industrial Development Corp. Series A	5.000		07-01-41	1,000,000	1,129,040
New York City Industrial Development Agency Polytechnic University Project (D)	5.250		11-01-27	1,000,000	1,072,900
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	1,000,000	1,109,620
New York City Municipal Water Finance Authority Water Revenue, Series D	1.303 (Z	)	06-15-20	2,000,000	1,890,340
New York City Municipal Water Finance Authority Water Revenue, Series EE	5.250		06-15-40	3,000,000	3,380,700
New York City Municipal Water Finance Authority Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,117,150
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000		06-15-39	9,000,000	10,072,890
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	5,328,524
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,329,370
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,348,060
New York Liberty Development Corp. 1 World Trade Center Project	5.000		12-15-41	8,500,000	9,629,565
New York Liberty Development Corp. 4 World Trade Center Project	5.000		11-15-31	5,000,000	5,761,850
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,108,630
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,134,990

SEE NOTES TO FUND'S INVESTMENTS7

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
New York (continued)
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	3,000,000	$3,662,730
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	2,500,000	2,657,625
New York Local Government Assistance Corp. Sales Tax Revenue, Series C	5.500		04-01-17	1,005,000	1,035,371
New York State Dormitory Authority Fordham University	5.000		07-01-44	1,350,000	1,528,673
New York State Dormitory Authority General Purpose, Series E	5.000		02-15-35	1,000,000	1,129,230
New York State Dormitory Authority Mount Sinai School of Medicine	5.125		07-01-39	1,000,000	1,136,520
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,101,670
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-40	1,000,000	1,063,130
New York State Dormitory Authority Rockefeller University, Series A	5.000		07-01-41	1,000,000	1,141,730
New York State Dormitory Authority Series A	5.000		02-15-39	2,500,000	2,775,375
New York State Dormitory Authority Series A	5.000		03-15-43	1,000,000	1,139,070
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000		07-01-35	7,250,000	8,415,800
New York State Dormitory Authority State University Educational Facilities, Series A	5.500		05-15-19	3,000,000	3,335,520
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000		06-15-34	1,000,000	1,128,550
Niagara Area Development Corp. Covanta Energy Project, Series A, AMT (S)	5.250		11-01-42	500,000	507,190
Oneida County Industrial Development Agency Hamilton College Project, Series A (D)	4.329 (Z	)	07-01-29	5,330,000	3,003,935
Onondaga Civic Development Corp. St. Joseph's Hospital Health Center Project, Series A	5.125		07-01-31	1,000,000	1,143,270
Port Authority of New York & New Jersey 144th Project	5.000		10-01-29	2,500,000	2,569,150
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	5,700,000	5,700,114
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000		09-01-36	1,000,000	1,172,090
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000		09-01-39	1,000,000	1,163,840
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,180,560
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,662,711
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000		11-15-33	4,025,000	4,370,305
Triborough Bridge & Tunnel Authority Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125		01-01-21	1,500,000	1,756,620
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (D)	1.815 (Z	)	04-01-22	2,230,000	1,995,605
Westchester Tobacco Asset Securitization Corp. Public Improvements, Prerefunded to 7-15-17	6.950		07-15-39	2,000,000	2,197,740
Ohio 1.0%					5,729,950
Northeast Ohio Regional Sewer District	5.000		11-15-49	5,000,000	5,729,950

8SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Oklahoma 0.8%					$4,551,800
Grand River Dam Authority Series A	5.250		06-01-40	4,000,000	4,551,800
Oregon 0.6%					3,839,524
Clackamas County School District No. 12 Series B, GO (D)	5.000		06-15-28	3,630,000	3,839,524
Pennsylvania 1.8%					10,571,966
Allegheny County Redevelopment Authority Pittsburgh Mills Project	5.600		07-01-23	920,000	925,704
City of Philadelphia Series A, GO	5.000		07-15-38	2,000,000	2,242,940
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,260,150
Pennsylvania Turnpike Commission Series C	5.000		12-01-44	1,630,000	1,831,240
The School District of Philadelphia Prerefunded 2014, Series E, GO	6.000		09-01-38	65,000	73,489
The School District of Philadelphia Prerefunded 2015, Series E, GO	6.000		09-01-38	15,000	16,956
The School District of Philadelphia Series E, GO	6.000		09-01-38	3,920,000	4,221,487
Puerto Rico 0.3%					1,886,394
Puerto Rico Highway & Transportation Authority Prerefunded, Series AA (D)	5.500		07-01-19	1,640,000	1,886,394
Rhode Island 0.4%					2,342,620
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	2,320,000	2,342,620
South Carolina 1.4%					8,469,748
South Carolina State Public Service Authority Prerefunded, Series A	5.500		01-01-38	475,000	538,541
South Carolina State Public Service Authority Santee Cooper, Series E	5.000		01-01-40	1,500,000	1,675,470
South Carolina State Public Service Authority Series A	5.500		01-01-38	5,525,000	6,255,737
Texas 11.7%					69,891,442
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000		12-01-40	2,000,000	2,110,460
Central Texas Regional Mobility Authority Series A	5.000		01-01-40	500,000	562,680
Central Texas Regional Mobility Authority Series A	5.000		01-01-45	500,000	562,680
Central Texas Turnpike System Series C	5.000		08-15-42	2,000,000	2,208,780
City of Austin Electric Utility Revenue (D)	5.000		11-15-37	5,000,000	5,698,100
City of Dallas Waterworks & Sewer System	5.000		10-01-35	5,000,000	5,755,750
City of Dallas Waterworks & Sewer System	5.000		10-01-36	5,000,000	5,849,200
City Public Service Board of San Antonio Junior Lien	5.000		02-01-48	5,000,000	5,512,300
City Public Service Board of San Antonio Series A	5.000		02-01-34	4,330,000	4,763,563

SEE NOTES TO FUND'S INVESTMENTS9

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Texas (continued)
Dallas/Fort Worth International Airport Series D	5.250		11-01-32	5,000,000	$5,885,600
Dallas/Fort Worth International Airport Series D, AMT	5.000		11-01-38	2,500,000	2,737,050
Grand Parkway Transportation Corp. Series B	5.000		04-01-53	4,000,000	4,435,800
Houston Independent School District Public Financing Corp. Cesar Chavez Project, Series A (D)	0.501 (Z	)	09-15-16	570,000	568,427
Lower Colorado River Authority	5.625		05-15-39	3,805,000	4,259,203
Lower Colorado River Authority Electric, Power & Light Revenues	5.000		05-15-40	5,000,000	5,593,000
Lower Colorado River Authority Prerefunded to 5-15-19	5.625		05-15-39	195,000	224,014
Lower Colorado River Authority Transmission Services Corp., Series A	5.000		05-15-41	2,500,000	2,762,300
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	3,250,000	3,650,075
Texas Municipal Power Agency	5.000		09-01-40	6,000,000	6,752,460
Virgin Islands 0.5%					2,776,970
Virgin Islands Public Finance Authority Diageo USVI, Series A	6.750		10-01-37	2,000,000	2,247,220
Virgin Islands Public Finance Authority Series A-1	5.000		10-01-39	500,000	529,750
Virginia 0.2%					1,122,130
Alexandria Industrial Development Authority Goodwin House	5.000		10-01-45	1,000,000	1,122,130
Washington 0.3%					2,051,864
Energy Northwest Columbia Generating Station	5.000		07-01-40	450,000	517,019
Energy Northwest Series B	7.125		07-01-16	1,500,000	1,534,845
Wisconsin 0.2%					1,070,950
Public Finance Authority Rose Villa Project, Series A	5.750		11-15-44	1,000,000	1,070,950
Wyoming 0.6%					3,399,630
Campbell County Solid Waste Facilities Revenue Basin Electric Power Company, Series A	5.750		07-15-39	3,000,000	3,399,630
				Par value^	Value
Short-term investments 2.0%					$12,025,000
(Cost $12,025,000)
Repurchase agreement 2.0%					12,025,000
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $10,985,092 on 3-1-16, collateralized by $8,015,700 U.S. Treasury Bonds, 4.625% due 2-15-40 (valued at $11,204,929, including interest)				10,985,000	10,985,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $1,040,001 on 3-1-16, collateralized by $1,065,000 U.S. Treasury Notes, 0.500% due 7-31-17 (valued at $1,061,006, including interest)				1,040,000	1,040,000
Total investments (Cost $522,481,222)† 98.2%					$587,877,337
Other assets and liabilities, net 1.8%					$11,074,202
Total net assets 100.0%					$598,951,539

10SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $519,040,284. Net unrealized appreciation aggregated to $68,837,053, of which $68,909,860 related to appreciated investment securities and $72,807 related to depreciated investment securities.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.5
Ambac Financial Group, Inc.	2.9
National Public Finance Guarantee Corp.	2.9
Assured Guaranty Corp.	2.4
Financial Guaranty Insurance Company	0.7
CIFG Holdings, Ltd.	0.4
ACA Financial Guaranty Corp.	0.2
XL Capital Assurance, Inc.	0.2
TOTAL	14.2

The fund had the following sector composition as a percentage of net assets on 2-29-16:

General obligation bonds	6.3%
Revenue bonds	89.9%
Transportation	19.6%
Other Revenue	15.4%
Utilities	14.9%
Water & Sewer	8.0%
Education	7.2%
Health Care	6.7%
Airport	5.9%
Development	5.1%
Tobacco	2.7%
Facilities	2.1%
Pollution	1.9%
Housing	0.4%
Short-term investments and other	3.8%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	52Q3	02/16
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		4/16

John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsHigh Yield Municipal Bond Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Municipal bonds 93.6%					$188,344,707
(Cost $167,960,009)
Alabama 1.2%					2,325,020
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,325,020
Arizona 3.5%					7,015,990
Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375		02-01-41	2,500,000	2,527,200
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000		07-01-39	3,000,000	3,377,340
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250		01-01-38	1,000,000	1,111,450
California 6.6%					13,352,712
California Statewide Communities Development Authority Adventist Health System	5.000		03-01-35	1,250,000	1,470,625
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.820 (Z	)	01-01-18	2,950,000	2,905,396
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	2.020 (Z	)	01-01-26	1,100,000	900,878
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	1,000,000	1,167,190
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	3,405,000	3,415,930
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500		09-01-45	1,545,000	1,679,013
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	1,500,000	1,813,680
Colorado 4.7%					9,433,893
Colorado Health Facilities Authority Sunny Vista Living Center, Series A	6.125		12-01-45	1,750,000	1,785,193
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000		12-01-45	2,000,000	2,219,820
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	2,500,000	3,182,600
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,246,280
Connecticut 1.2%					2,475,003
Hamden Facility Revenue Whitney Center Project, Series A	7.625		01-01-30	960,000	1,013,683
Hamden Facility Revenue Whitney Center Project, Series A	7.750		01-01-43	1,400,000	1,461,320
District of Columbia 1.8%					3,705,390
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.810 (Z	)	10-01-41	3,000,000	3,705,390
Florida 6.3%					12,727,167
Bonnet Creek Resort Community Development District	7.250		05-01-18	520,000	520,364
Bonnet Creek Resort Community Development District	7.375		05-01-34	815,000	815,473
Florida Development Finance Corp. Tuscan Isle Obligated Group, Series A (S)	7.000		06-01-45	2,000,000	2,083,700
Heritage Harbor North Community Development District	6.375		05-01-38	1,190,000	1,232,269

2SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Florida (continued)
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500		10-01-47	1,000,000	$1,067,610
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	6.000		06-01-21	1,750,000	1,825,740
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500		06-01-49	1,000,000	1,223,150
Pensacola Airport Revenue, AMT	6.000		10-01-28	2,000,000	2,222,840
Village Community Development District No. 8	6.375		05-01-38	740,000	804,165
Village Community Development District No. 8 Phase II	6.125		05-01-39	810,000	931,856
Georgia 1.6%					3,233,220
Marietta Development Authority Life University Project	7.000		06-15-30	1,500,000	1,569,090
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series D	5.500		01-01-26	1,500,000	1,664,130
Guam 1.2%					2,451,260
Guam Government Series A, GO	7.000		11-15-39	2,000,000	2,451,260
Hawaii 0.6%					1,234,870
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000		11-15-44	1,000,000	1,234,870
Illinois 5.4%					10,953,035
Chicago Board of Education Series A, GO	7.000		12-01-44	2,000,000	1,755,740
Chicago Midway International Airport Series A, AMT	5.000		01-01-41	1,500,000	1,633,695
Chicago O'Hare International Airport Customer Facility Charge	5.750		01-01-43	2,000,000	2,283,240
City of Chicago Series 2005D-REMK, GO	5.500		01-01-40	1,250,000	1,248,250
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	1,008,970
Illinois Sports Facilities Authority State Tax Supported (D)	5.250		06-15-32	750,000	840,300
State of Illinois, GO	5.000		04-01-27	2,000,000	2,182,840
Indiana 1.0%					2,112,467
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000		11-15-39	1,250,000	1,399,225
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000		05-15-26	230,000	232,689
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000		05-15-38	475,000	480,553
Iowa 0.5%					1,077,170
Altoona Urban Renewal Tax Increment Revenue Annual Appropriation	6.000		06-01-34	1,000,000	1,077,170
Kansas 0.3%					541,907
Wyandotte County-Kansas City Unified Government Sales Tax Revenue, Series B	5.475 (Z	)	06-01-21	720,000	541,907
Kentucky 1.7%					3,431,400
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500		03-01-45	2,000,000	2,304,360

SEE NOTES TO FUND'S INVESTMENTS3

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Kentucky (continued)
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250		06-01-39	1,000,000	$1,127,040
Louisiana 1.6%					3,297,600
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500		11-01-35	2,000,000	2,340,120
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125		06-01-37	1,000,000	957,480
Maryland 1.6%					3,205,030
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250		07-01-44	1,000,000	1,028,480
Baltimore County East Baltimore Research Park, Series A	7.000		09-01-38	1,000,000	1,066,400
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000		07-01-40	1,000,000	1,110,150
Massachusetts 0.5%					1,110,150
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	1,000,000	1,110,150
Michigan 0.7%					1,351,913
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000		07-01-44	500,000	531,755
Michigan Finance Authority Detroit Water & Sewer, Series C	5.000		07-01-35	250,000	284,123
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	500,000	536,035
Minnesota 2.6%					5,176,490
City of Rochester Homestead at Rochester	5.000		12-01-49	1,000,000	1,030,310
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000		10-01-27	1,000,000	1,040,160
St. Paul Housing & Redevelopment Authority Carondelet Village Project, Series A	6.000		08-01-42	1,000,000	1,031,550
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125		12-01-44	1,000,000	1,031,410
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250		12-01-49	1,000,000	1,043,060
Mississippi 0.4%					748,345
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875		04-01-22	725,000	748,345
Missouri 0.5%					920,872
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625		07-01-34	800,000	920,872
Nebraska 1.4%					2,781,175
Central Plains Energy Project	5.000		09-01-32	2,500,000	2,781,175
Nevada 0.5%					1,064,840
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750		06-15-28	1,000,000	1,064,840
New Hampshire 0.3%					564,805
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875		07-01-41	500,000	564,805

4SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
New Jersey 4.6%					$9,267,760
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-44	1,000,000	1,027,970
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250		09-15-29	1,000,000	1,095,190
New Jersey Economic Development Authority Series WW	5.000		06-15-37	1,000,000	1,046,860
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,000,000	1,070,510
New Jersey State Educational Facilities Authority University of Medicine and Dentistry, Series B	7.500		12-01-32	1,000,000	1,208,210
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000		06-15-45	2,000,000	2,103,080
Tobacco Settlement Financing Corp. of New Jersey Series 1A	5.000		06-01-41	2,000,000	1,715,940
New York 11.3%					22,685,897
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	2,500,000	2,896,050
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875		04-01-42	2,350,000	2,473,093
New York City Industrial Development Agency American Airlines-JFK Airport, AMT	7.500		08-01-16	385,000	395,079
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,134,990
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	2,000,000	2,441,820
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	6,350,000	6,750,368
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-45	1,000,000	1,051,360
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	300,000	300,006
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	4,460,000	5,243,131
North Carolina 0.6%					1,168,820
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750		01-01-24	1,000,000	1,168,820
Ohio 5.3%					10,761,557
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125		06-01-24	3,365,000	3,094,218
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875		06-01-30	4,500,000	4,106,430
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project, AMT	5.375		09-15-27	2,510,000	2,518,509
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000		12-01-35	1,000,000	1,042,400
Pennsylvania 1.2%					2,364,700
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,260,150
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250		01-01-32	1,000,000	1,104,550
Rhode Island 0.5%					1,009,750
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	1,000,000	1,009,750

SEE NOTES TO FUND'S INVESTMENTS5

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Tennessee 2.2%					$4,346,113
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000		02-01-25	3,720,000	4,346,113
Texas 13.7%					27,602,212
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000		12-01-40	1,000,000	1,055,230
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000		12-01-45	1,000,000	1,043,880
Central Texas Regional Mobility Authority SR Lien	6.250		01-01-46	1,000,000	1,194,030
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625		07-15-38	1,000,000	1,154,580
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000		07-01-29	3,000,000	3,255,090
Dallas/Fort Worth International Airport Series A, AMT	5.000		11-01-38	1,000,000	1,097,620
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500		04-01-53	1,000,000	1,121,700
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000		04-01-28	2,100,000	2,104,263
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare., Series B	7.250		12-01-35	1,000,000	1,177,380
Love Field Airport Modernization Corp. Southwest Airlines Co. Project	5.250		11-01-40	1,575,000	1,740,659
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250		01-01-39	3,000,000	3,390,060
North Texas Tollway Authority Highway Revenue Tolls, Series F	5.750		01-01-38	1,000,000	1,091,900
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	1,000,000	1,123,100
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375		11-15-44	2,000,000	2,207,880
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250		12-15-26	2,000,000	2,436,380
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000		12-31-38	1,000,000	1,253,280
Travis County Health Facilities Development Corp. Westminster Manor	7.000		11-01-30	1,000,000	1,155,180
Virgin Islands 0.6%					1,123,610
Virgin Islands Public Finance Authority Diageo USVI, Series A	6.750		10-01-37	1,000,000	1,123,610
Virginia 2.5%					4,979,881
Alexandria Industrial Development Authority Goodwin House	5.000		10-01-45	1,700,000	1,907,621
Tobacco Settlement Financing Corp. Series B1	5.000		06-01-47	1,000,000	794,600
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750		07-01-38	2,000,000	2,277,660
Washington 0.8%					1,536,400
Washington State Housing Finance Commission Heron's Key, Series A (S)	7.000		07-01-45	500,000	521,500
Washington State Housing Finance Commission Heron's Key, Series B (S)	4.375		01-01-21	1,000,000	1,014,900

6SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Wisconsin 1.5%					$3,076,673
Public Finance Authority Rose Villa Project, Series A	5.750		11-15-44	1,000,000	1,070,950
Public Finance Authority Rose Villa Project, Series A	6.000		11-15-49	1,000,000	1,084,550
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625		09-15-39	750,000	921,173
Wyoming 0.5%					1,003,670
Sweetwater County FMC Corp. Project, AMT	5.600		12-01-35	1,000,000	1,003,670
Other 0.6%					1,125,940
Centerline Equity Issuer Trust (S)	6.000		10-31-52	1,000,000	1,125,940
				Shares	Value
Escrow certificates 0.0%					$1,703
(Cost $0)
Ohio 0.0%					1,703
Hickory Chase Community Authority (I)				17,412	1,703
				Par value^	Value
Short-term investments 3.6%					$7,248,000
(Cost $7,248,000)
Repurchase Agreement 3.6%					7,248,000
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $6,621,055 on 3-1-16, collateralized by $6,705,800 U.S. Treasury Notes, 1.375% due 8-31-20 (valued at $6,753,478, including interest)				6,621,000	6,621,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $627,001 on 3-1-16, collateralized by $645,000 U.S. Treasury Notes, 0.500% due 7-31-17 (valued at $642,581, including interest)				627,000	627,000
Total investments (Cost $175,208,009)† 97.2%					$195,594,410
Other assets and liabilities, net 2.8%					$5,667,765
Total net assets 100.0%					$201,262,175

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $173,300,879. Net unrealized appreciation aggregated to $22,293,531, of which $22,308,751 related to appreciated investment securities and $15,220 to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS7

High Yield Municipal Bond Fund

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1.8
Assured Guaranty Municipal Corp.	0.8
TOTAL	2.6

The fund had the following sector composition as a percentage of net assets on 2-29-16:

General obligation bonds	4.3%
Revenue bonds	89.3%
Health Care	20.7%
Development	17.7%
Other Revenue	15.1%
Transportation	9.4%
Airport	8.2%
Tobacco	7.0%
Pollution	3.7%
Education	2.5%
Facilities	2.1%
Water & Sewer	1.5%
Utilities	1.4%
Short-term investments and other	6.4%
TOTAL	100.0%

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for escrow certificates valued at $1,703, which are categorized as Level 3.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	59Q3	02/16
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		4/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2016